Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth the Trust recurring fair value measurements for each level within the fair value hierarchy at the periods indicated:

	December 31, 2025
	Level 1	Level 2	Level 3	Subtotal	Measured at NAV (c)	Total
	(In thousands)
Assets
Money market fund	$30,409	$—	$—	$30,409	$—	$30,409
Mutual funds (a)	572,153	—	—	572,153	—	572,153
Collective investment trusts (b)	—	—	—	—	865,295	865,295
Common stock of ONEOK, Inc.	220,727	—	—	220,727	—	220,727
Common stock of ONE Gas, Inc. (d)	6,291	—	—	6,291	—	6,291
Total investments, at fair value	$829,580	$—	$—	$829,580	$865,295	$1,694,875
(a) - Party-in-interest transactions include investment in the Fidelity Balance K fund and the Fidelity Emerging Markets Index Fund of $45 million and $5 million, respectively, at December 31, 2025.
(b) - This category represents pooled funds that are primarily invested in collective trusts exclusively designed for qualified retirement plans such as the 401(k).
(c) - Plan asset investments measured at fair value using the net asset value per share.
(d) - The common stock of ONE Gas, Inc. is frozen, and no exchanges or new participant or Company contributions may be invested in this investment option.

	December 31, 2024
	Level 1	Level 2	Level 3	Subtotal	Measured at NAV (c)	Total
	(In thousands)
Assets
Money market fund	$37,456	$—	$—	$37,456	$—	$37,456
Mutual funds (a)	463,380	—	—	463,380	—	463,380
Collective investment trusts (b)	—	—	—	—	582,285	582,285
Common stock of ONEOK, Inc.	276,156	—	—	276,156	—	276,156
Common stock of ONE Gas, Inc. (d)	6,870	—	—	6,870	—	6,870
Total investments, at fair value	$783,862	$—	$—	$783,862	$582,285	$1,366,147
(a) - Party-in-interest transactions include investment in the Fidelity Balance K fund and the Fidelity Emerging Markets Index Fund of $42 million and $3 million, respectively, at December 31, 2024.
(b) - This category represents pooled funds that are primarily invested in collective trusts exclusively designed for qualified retirement plans such as the 401(k).
(c) - Plan asset investments measured at fair value using the net asset value per share.
(d) - The common stock of ONE Gas, Inc. is frozen, and no exchanges or new participant or Company contributions may be invested in this investment option.